AMOUNTS RECEIVABLE AND OTHER ASSETS (Details)	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)
Sales tax receivable	$ 83,451		$ 4,030
Prepaid insurance	791		791
Reclamation deposit	19,100		19,100
Total amount receivable and other assets	$ 103,342	$ 103,342	$ 23,921	$ 23,921